Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
NOTE 8 – PLANT AND EQUIPMENT

Plant and equipment at March 31, 2014 and December 31, 2013 consisted of:

	Useful Life	March 31, 2014	December 31, 2013
Buildings	20 years	$7,093,177	$7,574,580
Operating equipment	4 to 10 years	3,792,360	3,401,535
Office equipment	5 years	110,783	102,897
Vehicles	5 to 8 years	408,828	405,333
		11,405,148	11,484,345
Less: Accumulated depreciation		(3,849,931)	(3,691,402)
		$7,555,217	$7,792,943

For the three months ended March 31, 2014 and 2013, depreciation expense amounted to $190,815 and $176,435, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.

NOTE 8 – PLANT AND EQUIPMENT

Plant and equipment at December 31, 2013 and 2012consisted of:

		December 31,
	Useful Life	2013	2012
Buildings	20 years	$7,574,580	$6,591,416
Operating equipment	4 to 10 years	3,401,535	3,273,355
Office equipment	5 years	102,897	73,774
Vehicles	5 to 8 years	405,333	340,520
		11,484,345	10,279,065
Less: accumulated depreciation		(3,691,402)	(2,869,963)
		$7,792,943	$7,409,102

For the years ended December 31, 2013 and 2012, depreciation expense amounted to $722,401 and $715,751, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.